Notes Payable - SBA EIDL Loan (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 22, 2020	Apr. 22, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest rate				11.75%	16.80%
Twin Vee Powercarsco [Member]
Debt Instrument [Line Items]
Processing fee			500,000
Loan term	30 years
Interest rate			12.60%	11.80%
E I D L [Member]
Debt Instrument [Line Items]
Loan amount	$ 499,900	$ 499,900
Loan term		30 years
Interest rate		3.75%
Periodic payments		$ 2,437
E I D L [Member] | Twin Vee Powercarsco [Member]
Debt Instrument [Line Items]
Loan amount	$ 499,900	$ 499,900
Interest rate	3.75%
Periodic payments	$ 2,437